Recently Issued Accounting Pronouncements - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax			¥ (329)
Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax			¥ 330
ASU No. 2015-02 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax		¥ (329)
ASU No. 2015-02 | Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of change in accounting principles, net of tax		¥ 330
ASU No.2016-01
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gains on equity securities, pre-tax	¥ 2,438,000